Shareholder Report, Holdings (Details)	Jun. 30, 2026
Alabama Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Alabama Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.73%
Alabama Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Alabama Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Alabama Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
Alabama Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Alabama Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Alabama Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
Alabama Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Alabama Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Alabama Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Alabama Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Alabama Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%
Kentucky Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.56%
Kentucky Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Kentucky Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Kentucky Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Kentucky Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.21%
Kentucky Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Kentucky Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Kentucky Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%
Kentucky Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Kentucky Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.64%
Kentucky Tax-Free Income Series | Ad Valorem Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Kentucky Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Kentucky Tax-Free Income Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Kentucky Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Mississippi Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Mississippi Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Mississippi Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Mississippi Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%
Mississippi Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Mississippi Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.87%
Mississippi Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.06%
Mississippi Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mississippi Tax-Free Income Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
North Carolina Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
North Carolina Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
North Carolina Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
North Carolina Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Carolina Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
North Carolina Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
North Carolina Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
North Carolina Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.11%
North Carolina Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
North Carolina Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
North Carolina Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
North Carolina Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
North Carolina Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.98%
North Carolina Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
North Carolina Tax-Free Income Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
North Carolina Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
North Carolina Tax-Free Income Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Tennessee Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Tennessee Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
Tennessee Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.72%
Tennessee Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Tennessee Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Tennessee Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
Tennessee Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.48%
Tennessee Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Tennessee Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Tennessee Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Tennessee Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Tennessee Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Tennessee Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Intermediate Government Bond Series | Aa1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Intermediate Government Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Intermediate Government Bond Series | Federal Farm Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
Intermediate Government Bond Series | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.96%
Intermediate Government Bond Series | Federal Home Loan Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Intermediate Government Bond Series | Federal National Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Taxable Municipal Bond Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Taxable Municipal Bond Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.68%
Taxable Municipal Bond Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Taxable Municipal Bond Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.79%
Taxable Municipal Bond Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Taxable Municipal Bond Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
Taxable Municipal Bond Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
Taxable Municipal Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Taxable Municipal Bond Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
Taxable Municipal Bond Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
Taxable Municipal Bond Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Taxable Municipal Bond Series | Marina/Port Authority Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%